Non-Controlling Interest in Versus LLC (Details) - Schedule of Financial Information before Intragroup Eliminations for Non-Wholly Owned Subsidiary - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule of Financial Information Before Intragroup Eliminations for Non Wholly Owned Subsidiary [Abstract]
Non-controlling interest percentage	18.10%	18.10%
Assets
Current	$ 1,010,211	$ 1,855,473
Non-current	2,046,995	2,811,260
Total Assets	3,057,206	4,666,733
Liabilities
Current	140,523	642,901
Non-current	42,485,061	36,149,724
Total Liabilities	42,625,584	36,792,624
Net liabilities	(39,568,378)	(32,125,891)
Non-controlling interest	(6,784,717)	(5,504,169)
Net loss	(2,218,719)	(5,256,557)
Net loss attributed to non-controlling interest	$ (401,588)	$ (1,258,926)